401(k) Retirement Savings Plan, Deferred Compensation Plan and Change in Control Severance Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Vice President or Higher [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 2008 Amended and Restated CIC Agreement [Member] Chief Executive Officer [Member]	May 15, 2012 Apex Systems	Dec. 31, 2012 Apex Systems Long-term incentive program	May 15, 2012 Apex Systems Long-term incentive program
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Minimum service period for employee eligibility	3 months						12 months
Minimum hours of work							1000 hours
Minimum age							18 years
Employer contributions to 401(k) plans	$ 3.7	$ 1.1	$ 0.4
Deferred compensation liability		1.9
Cash surrender value of life insurance		2.1
Proceeds from cash surrender value of life insurance policies	1.5
Distributions to deferred compensation plan participants	1.2
Long-term incentive program, maximum award									10.0
Long-term incentive plan accrual					$ 2.0			$ 10.0	$ 7.9
Executive Change of Control Agreement, Involuntary Termination Period				18 months		6 months 10 days